30. STATEMENT OF INCOME BY NATURE (Tables)	12 Months Ended
Dec. 31, 2019
Statement Of Income By Nature
Schedule of statement of income by nature

The Company has chosen to disclose its statement of income by function and thus presents below the details by nature:

	12.31.19	12.31.18	12.31.17
Costs of sales
Raw materials and consumables (1)	17,665,346	17,790,900	15,024,871
Salaries and employees benefits	3,618,779	3,637,727	3,679,921
Depreciation	1,787,506	1,381,226	1,304,955
Amortization	126,953	78,627	91,225
Others	2,171,458	2,432,273	2,500,243
	25,370,042	25,320,753	22,601,215

Sales expenses
Indirect and direct logistics expenses	2,133,894	2,260,379	2,034,641
Marketing	558,043	507,979	462,090
Salaries and employees benefits	1,369,277	1,190,189	1,210,708
Depreciation	196,143	69,525	64,128
Amortization	87,423	65,575	65,478
Others	566,886	419,947	371,638
	4,911,666	4,513,594	4,208,683

Administrative expenses
Salaries and employees benefits	298,368	260,604	215,297
Fees	50,349	28,621	30,907
Depreciation	26,064	21,453	28,108
Amortization	26,485	78,713	38,285
Others	214,417	161,774	149,926
	615,683	551,165	462,523

Impairment Loss on Trade and Other Receivables
Impairment Loss on Trade and Other Receivables	23,899	46,269	67,471
	23,899	46,269	67,471

Other operating expenses (2)
Depreciation	50,704	52,082	40,117
Others	1,093,204	316,269	676,288
	1,143,908	368,351	716,405

(1)       Includes abnormal losses to production chain.

(2)       The composition of other operating expenses is disclosed in note 28.